FVM - Financial instruments not measured at fair value (Narrative) (Detail) - Not Later Than Three Months [Member]	Dec. 31, 2018
Cash and balances at central banks
Disclosure Of Maturity Analysis For Financial Instruments Not Measured At Fair Value [Line Items]
Percentage	100.00%
Loans and advances to banks
Disclosure Of Maturity Analysis For Financial Instruments Not Measured At Fair Value [Line Items]
Percentage	96.00%
Receivables from securities financing transactions
Disclosure Of Maturity Analysis For Financial Instruments Not Measured At Fair Value [Line Items]
Percentage	89.00%
Cash collateral receivables on derivative instruments
Disclosure Of Maturity Analysis For Financial Instruments Not Measured At Fair Value [Line Items]
Percentage	100.00%
Loans
Disclosure Of Maturity Analysis For Financial Instruments Not Measured At Fair Value [Line Items]
Percentage	48.00%
Other financial assets measured at amortized cost
Disclosure Of Maturity Analysis For Financial Instruments Not Measured At Fair Value [Line Items]
Percentage	26.00%
Amount due to banks
Disclosure Of Maturity Analysis For Financial Instruments Not Measured At Fair Value [Line Items]
Percentage	81.00%
Payables from securities financing transactions
Disclosure Of Maturity Analysis For Financial Instruments Not Measured At Fair Value [Line Items]
Percentage	97.00%
Cash collateral payables on derivative instruments
Disclosure Of Maturity Analysis For Financial Instruments Not Measured At Fair Value [Line Items]
Percentage	100.00%
Customer deposits
Disclosure Of Maturity Analysis For Financial Instruments Not Measured At Fair Value [Line Items]
Percentage	97.00%
Debt issued measured at amortized cost
Disclosure Of Maturity Analysis For Financial Instruments Not Measured At Fair Value [Line Items]
Percentage	7.00%
Other financial liabilities measured at amortized cost
Disclosure Of Maturity Analysis For Financial Instruments Not Measured At Fair Value [Line Items]
Percentage	100.00%
UBS AG | Cash and balances at central banks
Disclosure Of Maturity Analysis For Financial Instruments Not Measured At Fair Value [Line Items]
Percentage	100.00%
UBS AG | Loans and advances to banks
Disclosure Of Maturity Analysis For Financial Instruments Not Measured At Fair Value [Line Items]
Percentage	96.00%
UBS AG | Receivables from securities financing transactions
Disclosure Of Maturity Analysis For Financial Instruments Not Measured At Fair Value [Line Items]
Percentage	89.00%
UBS AG | Cash collateral receivables on derivative instruments
Disclosure Of Maturity Analysis For Financial Instruments Not Measured At Fair Value [Line Items]
Percentage	100.00%
UBS AG | Loans
Disclosure Of Maturity Analysis For Financial Instruments Not Measured At Fair Value [Line Items]
Percentage	48.00%
UBS AG | Other financial assets measured at amortized cost
Disclosure Of Maturity Analysis For Financial Instruments Not Measured At Fair Value [Line Items]
Percentage	26.00%
UBS AG | Amount due to banks
Disclosure Of Maturity Analysis For Financial Instruments Not Measured At Fair Value [Line Items]
Percentage	81.00%
UBS AG | Payables from securities financing transactions
Disclosure Of Maturity Analysis For Financial Instruments Not Measured At Fair Value [Line Items]
Percentage	97.00%
UBS AG | Cash collateral payables on derivative instruments
Disclosure Of Maturity Analysis For Financial Instruments Not Measured At Fair Value [Line Items]
Percentage	100.00%
UBS AG | Customer deposits
Disclosure Of Maturity Analysis For Financial Instruments Not Measured At Fair Value [Line Items]
Percentage	97.00%
UBS AG | Debt issued measured at amortized cost
Disclosure Of Maturity Analysis For Financial Instruments Not Measured At Fair Value [Line Items]
Percentage	0.00%
UBS AG | Other financial liabilities measured at amortized cost
Disclosure Of Maturity Analysis For Financial Instruments Not Measured At Fair Value [Line Items]
Percentage	100.00%
UBS AG | Funding from UBS Group AG and its subsidiaries
Disclosure Of Maturity Analysis For Financial Instruments Not Measured At Fair Value [Line Items]
Percentage	0.00%